Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	EMERGING MARKETS GROWTH FUND INC
Central Index Key	0000794458
Amendment Flag	false
Document Creation Date	Aug. 31, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
EMERGING MARKETS GROWTH FUND INC SM | SHARES OF COMMON STOCK
Prospectus:
Trading Symbol	EMRGX